Average Annual Total Returns - LVIP Global Moderate Allocation Managed Risk Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) 1 year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) 5 years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) 10 years	Moderate Blended Composite (reflects no deductions for fees, expenses or taxes) 1 year		Moderate Blended Composite (reflects no deductions for fees, expenses or taxes) 5 years		Moderate Blended Composite (reflects no deductions for fees, expenses or taxes) 10 years
Total	6.10%	6.60%	5.56%	5.83%	6.33%	5.30%	7.51%	4.44%	3.84%	14.99%	[1]	10.01%	[1]	8.40%	[1]

[1]	The Moderate Blended Composite, an unmanaged index compiled by the Fund’s Adviser, is constructed as follows: 40% Bloomberg Barclays U.S. Aggregate Bond Index, 29% Russell 1000® Index, 15% MSCI EAFE® NR Index, 8% Russell Midcap® Index, 4% Russell 2000® Index, and 4% MSCI Emerging Markets NR Index. The Moderate Blended Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests. The performance of the Moderate Blended Composite does not reflect the impact of the risk management strategy used by the Fund. Such strategy would impact the returns shown.